UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

The Perkins Discovery Fund
SCHEDULE OF INVESTMENTS at June 30, 2007 (unaudited)

Shares		Value
	COMMON STOCKS: 83.2%
	Chemicals: 2.6%
25,000	KMG Chemicals, Inc.	$660,750
20,000	Landec Corp. *	268,000
		928,750
	Communications Equipment: 2.1%
50,000	Globecomm Systems, Inc. *	731,000

	Computers & Peripherals: 1.7%
132,500	Iomega Corp. *	616,125

	Consumer Finance: 1.0%
50,000	Cash Systems, Inc. *	340,000

	Containers & Packaging: 1.3%
90,000	UFP Technologies, Inc. *	459,900

	Diversified Consumer Services: 1.3%
10,000	Capella Education Company *	460,300

	Electrical Equipment: 1.1%
15,000	Coleman Cable, Inc. *	387,900

	Electronic Equipment & Instruments: 10.1%
120,000	ADDvantage Technologies Group, Inc. *	612,000
140,000	American Technology Corp. *	527,800
47,500	Gerber Scientific, Inc. *	551,950
200,000	Iteris, Inc. *	474,000
170,000	Vendingdata Corp.*	637,500
100,000	Wireless Ronin Technologies, Inc. *	800,000
		3,603,250
	Energy Equipment & Services: 1.7%
37,000	Union Drilling, Inc. *	607,540

	Health Care Equipment & Supplies: 11.8%
450,000	American Bio Medica Corp. *	562,500
200,000	Antares Pharma, Inc. *	316,000
150,000	CardioGenesis Corp. *	42,000
50,000	Cardiotech International, Inc. *	66,500
20,000	Cholestech Corp. *	439,800
315,000	Diomed Holdings, Inc. *	359,100
50,000	Endologix, Inc. *	223,500
36,000	IRIS International, Inc. *	606,240
60,000	MedicalCV, Inc. *	330,000
50,000	Sonic Innovations, Inc. *	437,500
15,000	Span-America Medical Systems, Inc.	380,400
100,000	Uroplasty, Inc. *	427,000
		4,190,540
	Health Care Providers & Services: 5.9%
17,500	American Dental Partners, Inc. *	454,475
175,000	Health Fitness Corp. *	553,000
60,000	IntegraMed America, Inc. *	672,000
100,000	I-trax, Inc. *	417,000
		2,096,475

	Heathcare Products: 1.2%
65,000	EDAP TMS S.A. - ADR *	430,300

	Help Supply Services: 2.3%
70,000	RCM Technologies, Inc. *	545,300
60,000	Westaff, Inc. *	260,400
		805,700
	Hotels, Restaurants & Leisure: 0.6%
40,000	Granite City Food & Brewery Ltd. *	218,000

	Household Products: 0.9%
45,000	Spectrum Brands, Inc. *	304,650

	Insurance: 1.7%
40,000	Brooke Corp.	591,600

	Internet Software & Services: 4.6%
70,000	Access Integrated Technology - Class A *	566,300
200,000	Commtouch Software Ltd *	376,000
260,000	I-many, Inc. *	715,000
		1,657,300
	IT Services: 1.3%
100,000	Computer Task Group, Inc. *	447,000

	Leisure Equipment & Products: 0.8%
100,000	Adams Golf, Inc. *	204,000
40,000	Nature Vision, Inc. *	99,200
		303,200
	Media: 7.7%
450,000	Insignia Systems, Inc. *	1,876,500
40,000	Lakes Entertainment, Inc. *	472,400
60,000	Navarre Corp. *	234,000
42,500	WPT Enterprises, Inc. *	173,825
		2,756,725
	Metals & Mining: 3.2%
90,000	Midway Gold Corp. *	232,340
100,000	Polymet Mining Corp. *	367,000
20,000	Westmoreland Coal Co. *	547,000
		1,146,340
	Motor Vehicles: 1.4%
29,250	Spartan Motors, Inc.	497,835

	Personal Products: 1.5%
135,854	Natural Health Trends Corp. *	523,038

	Pharmaceuticals: 3.6%
250,000	Heska Corp. *	582,500
22,000	Matrixx Initiatives, Inc. *	460,460
50,000	VIVUS, Inc. *	261,500
		1,304,460
	Prepackaged Software: 4.2%
18,000	NVE Corp. *	633,600
100,000	On2 Technologies, Inc. *	300,000
72,500	SumTotal Systems, Inc. *	569,125
		1,502,725
	Semiconductor & Semiconductor Equipment: 0.9%
200,000	Mathstar, Inc. *	308,000

	Software: 5.4%
35,000	Applix, Inc. *	575,750
10,000	Ebix, Inc. *	402,000
275,000	SoftBrands, Inc. *	572,000
185,000	Wave Systems Corp. *	384,800
		1,934,550
	Specialty Retail: 0.6%
52,310	Appliance Recycling Centers of America, Inc. *	219,702

	Trading Companies & Distributors: 0.7%
12,000	Rush Enterprises, Inc.*	260,640
	TOTAL COMMON STOCKS
	(Cost $24,101,926)	29,633,545

	SHORT-TERM INVESTMENTS: 15.4%
	Money Market Investments: 15.4%
1,581,681	AIM Liquid Assets	1,581,681
1,539,079	AIM Short-Term Prime - Institutional Class	1,539,079
1,419,467	AIM Short-Term Treasury - Institutional Class	1,419,467
938,213	SEI Daily Income Trust Government Fund - Class B	938,213

	TOTAL SHORT-TERM INVESTMENTS	5,478,440
	(Cost $5,478,440)

	TOTAL INVESTMENTS IN SECURITIES: 98.6%
	(Cost $29,580,366)	35,111,985
	Other Assets in Excess of Liabilities: 1.4%	489,259
	TOTAL NET ASSETS: 100.0%	$35,601,244

*	Non Income Producing
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows+:

	Cost of investments	$29,700,248
	Gross unrealized appreciation	6,678,735
	Gross unrealized depreciation	(1,266,998)
	Net unrealized appreciation	$5,411,737

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments	$29,700,248
Gross unrealized appreciation	6,678,735
Gross unrealized depreciation	(1,266,998)
Net unrealized appreciation	$5,411,737

*  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 9, 2007
By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 20, 2007

* Print the name and title of each signing officer under his or her signature.